Unaudited Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Issued capital	Share premium	Capital warrant and other reserves	Share compensation reserve	Retirement benefit reserve	Investment revaluation reserve	Exchange fluctuation reserve	Accumulated losses	Total
Balance at Dec. 31, 2022	$ 2,020	$ 148,113,631	$ 23,747	$ 30,967,747	$ 69,395		$ 2,465,576	$ (165,820,236)	$ 15,821,880
Loss for the period								(172,600,513)	(172,600,513)
Other comprehensive income/(loss) for the period:
Exchange differences on translation of foreign operations							(820,391)		(820,391)
Fair value loss on non-current financial asset
Remeasurement gains on defined benefit plan, net of tax					(29,965)				(29,965)
Total comprehensive loss for the period					(29,965)		(820,391)	(172,600,513)	(173,450,869)
Scrip dividend for Preference Shares	46	(46)
Shares issued pursuant to share-based payment arrangement	3	2,358,717		(2,358,720)
Shares issued upon exercise of Class C warrants	2,718	51,347,266							51,349,984
Capital Reorganization - Share Exchange	(3,317)	3,317
Repurchase and cancellation of Old Class A Ordinary Shares		(14,170)							(14,170)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (as defined in Note 1)	2,497	153,544,381							153,546,878
Reclassification of warrant liabilities			12,049,646						12,049,646
Shares issued for the settlement of expenses	32	499,968							500,000
Shares issued upon the exercise of call option for loan notes	201	12,332,834							12,333,035
Reclassification of liabilities for long-term employee benefits			318,921						318,921
Equity-settled share-based payment arrangements				6,629,044					6,629,044
Balance at Dec. 31, 2023	4,200	368,185,898	12,392,314	35,238,071	39,430		1,645,185	(338,420,749)	79,084,349
Loss for the period								(37,787,339)	(37,787,339)
Other comprehensive income/(loss) for the period:
Exchange differences on translation of foreign operations							3,738,760		3,738,760
Fair value loss on non-current financial asset
Remeasurement gains on defined benefit plan, net of tax					11,731				11,731
Total comprehensive loss for the period					11,731		3,738,760	(37,787,339)	(34,036,848)
Exercise of share options	159	787,437		(787,437)					159
Issuance of share for settlement of long-term employee benefit	4	301,765	(301,769)
Equity-settled share-based payment arrangements				3,179,214					3,179,214
Balance at Dec. 31, 2024	4,363	369,275,100	12,090,545	37,629,848	51,161		5,383,945	(376,208,088)	48,226,874
Loss for the period								(2,233,386)	(2,233,386)
Other comprehensive income/(loss) for the period:
Exchange differences on translation of foreign operations							(3,818,542)		(3,818,542)
Fair value loss on non-current financial asset
Remeasurement gains on defined benefit plan, net of tax					39,564				39,564
Total comprehensive loss for the period					39,564		(3,818,542)	(2,233,386)	(6,012,364)
Shares issued pursuant to share-based payment arrangement	155	3,457,209		(3,457,209)					155
Equity-settled share-based payment arrangements				745,096			(28,669)		716,427
Balance at Jun. 30, 2025	4,518	372,732,309	12,090,545	34,917,735	90,725		1,536,734	(378,441,474)	42,931,092
Balance at Dec. 31, 2024	4,363	369,275,100	12,090,545	37,629,848	51,161		5,383,945	(376,208,088)	48,226,874
Loss for the period								(5,178,975)	(5,178,975)
Other comprehensive income/(loss) for the period:
Exchange differences on translation of foreign operations							(4,943,869)		(4,943,869)
Fair value loss on non-current financial asset						(56,000)			(56,000)
Remeasurement gains on defined benefit plan, net of tax					73,931				73,931
Total comprehensive loss for the period					73,931	(56,000)	(4,943,869)	(5,178,975)	(10,104,913)
Exercise of share options	34	867,780		(867,780)					34
Issuance of share for settlement upon vesting of restricted share units	191	1,885,376		(1,885,567)
Equity-settled share-based payment arrangements				1,288,714					1,288,714
Balance at Dec. 31, 2025	4,588	372,028,256	12,090,545	36,165,215	125,092	(56,000)	440,076	(381,387,063)	39,410,709
Loss for the period								(7,946,793)	(7,946,793)
Other comprehensive income/(loss) for the period:
Exchange differences on translation of foreign operations							2,511,922		2,511,922
Fair value loss on non-current financial asset						(71,000)			(71,000)
Remeasurement gains on defined benefit plan, net of tax					11,040				11,040
Total comprehensive loss for the period					11,040	(71,000)	2,511,922	(7,946,793)	(5,494,831)
Shares issued pursuant to share-based payment arrangement	68	819,175		(819,243)
Equity-settled share-based payment arrangements				556,518					556,518
Balance at Jun. 30, 2026	$ 4,656	$ 372,847,431	$ 12,090,545	$ 35,902,490	$ 136,132	$ (127,000)	$ 2,951,998	$ (389,333,856)	$ 34,472,396